Shareholder Report, Line Graph (Details) 74200027400_Templeton Growth VIP Fund_Class 4_TSR Annual {Class 4} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name											Class 4
Accumulated Value	$ 15,798	$ 14,996	$ 12,415	$ 14,047	$ 13,398	$ 12,681	$ 11,030	$ 12,958	$ 10,947	$ 10,000	$ 19,543
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	$ 24,769	$ 21,082	$ 17,252	$ 21,133	$ 17,828	$ 15,335	$ 12,113	$ 13,372	$ 10,786	$ 10,000	$ 30,302